Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Freehold	Long leasehold	Short leasehold	Plant and equipment	Total
	$M	$M	$M	$M	$M
Cost:
At January 1, 2016	56.1	6.4	10.3	314.6	387.4
Additions	1.9	0.6	0.5	13.5	16.5
Disposals	(3.8)	—	—	(23.0)	(26.8)
Transfers	3.8	(0.2)	—	(3.6)	—
Exchange difference	(1.6)	(0.9)	(0.3)	(25.3)	(28.1)
At December 31, 2016	56.4	5.9	10.5	276.2	349.0
Additions	0.9	0.3	0.9	7.1	9.2
Acquired via acquisition	2.0	—	—	3.2	5.2
Disposals	(0.1)	(0.1)	—	(4.7)	(4.9)
Exchange difference	3.2	0.1	0.8	14.2	18.3
At December 31, 2017	62.4	6.2	12.2	296.0	376.8
Accumulated depreciation and impairment:
At January 1, 2016	20.1	3.9	4.7	222.7	251.4
Provided during the year	2.0	0.3	0.8	13.6	16.7
Disposals	(2.8)	—	—	(22.8)	(25.6)
Transfers	7.9	(0.5)	0.2	(7.6)	—
Exchange difference	(0.6)	(0.6)	(0.2)	(20.0)	(21.4)
At December 31, 2016	26.6	3.1	5.5	185.9	221.1
Provided during the year	2.2	0.3	0.9	13.3	16.7
Disposals	(0.1)	(0.1)	—	(4.5)	(4.7)
Impairment	2.5	—	—	2.5	5.0
Exchange difference	1.3	0.2	0.3	11.4	13.2
At December 31, 2017	32.5	3.5	6.7	208.6	251.3
Net book values:
At December 31, 2017	29.9	2.7	5.5	87.4	125.5
At December 31, 2016	29.8	2.8	5.0	90.3	127.9
At January 1, 2016	36.0	2.5	5.6	91.9	136.0

As at December 31, 2017 and December 31, 2016, no assets were held under finance leases.
Impairment of property, plant and equipment
$2.2 million of the impairment in 2017 relates to the Luxfer Czech Republic operating segment, as a result of the present value of the free cash flows not covering the enterprise value of the segment. The impairment has been allocated equally across all asset groups based on their respective net book values. The impairment review was carried out as there were indicators of impairment at this level.
$1.3 million of the freehold impairment in 2017 relates to the write-down of land and buildings within the Luxfer Magtech operating segment, as a result of the announced exit from one of our sites. The land and buildings have been written down to their net realizable value, as determined by an independent valuation specialist.
$1.5 million of the impairment in 2017 relates to the write down of assets across all operating segments as part of an annual exercise to review the use of our non-current assets. These assets are either no longer in use or are part of a site which we have announced we are exiting.
Long and short leasehold
The long and short leasehold costs relate to leasehold property improvements.